Borrowings	12 Months Ended
Dec. 31, 2023
Borrowings
Borrowings

22       Borrowings

	At December 31,
	2023	2022
Non-current
Bank and financial borrowings (**)	278,147	353,740
Notes (*)	855,402	933,681
	1,133,549	1,287,421
Current
Bank and financial borrowings (**)	114,092	125,164
Notes (*)	85,535	52,852
Bank overdrafts	61	—
	199,688	178,016
Total Borrowings	1,333,237	1,465,437

Changes in borrowings during the years are as follows:

	2023	2022
Balances at the beginning of the year	1,465,437	1,439,603
Loans obtained	87,846	371,951
Loans repaid	(200,475)	(328,775)
Interest paid	(83,791)	(111,387)
Accrued interest for the year	90,928	115,093
Offsetting of financial assets (Note 17)	(15,224)	—
Debt renegotiation expenses capitalization	(110)	(2,011)
Translation differences and inflation adjustment	(11,374)	(19,037)
Balances at the end of the year	1,333,237	1,465,437

22       Borrowings (Cont.)

The maturity of borrowings is as follows:

	1 year or less	1 to 2 years	2 to 5 years	Over 5 years	Total
At December 31, 2023 (1)	294,299	239,443	569,488	711,815	1,815,045
At December 31, 2022 (1)	278,427	252,961	622,876	895,887	2,050,151

(1) The amounts disclosed in the table are undiscounted cash flows of principal and estimated interest. Variable interest rate cash flows have been estimated using variable interest rates applicable at the end of the reporting period.

	At December 31,
	2023	2022
Fair value of borrowings (2)	1,328,357	1,423,983
	1,328,357	1,423,983

(2)  Valuation at quotation prices not adjusted in active markets for identical liabilities included Fair Value Level 2 under IFRS 13 hierarchy. There are no financial liabilities measured at fair value.

(*) Notes include the following as of December 31, 2023:

Company	Note	Issuance	Currency	Nominal value (in millions of USD)	Maturity	Interest rate	Outstanding (in millions of USD)
ACI	Senior secured guarantee notes	November 2021	USD	246.2	November 2034	Fixed 6.875%	235.9
	Senior secured guarantee notes	May 2015, May 2020 (1)	USD	14.6	November 2032	Fixed 6.875%	11.4
CAI	Secured notes	January 2020	EUR	71.8	December 2024	Fixed 4.556%	67.7
	Senior secured guarantee notes	February 2017, May 2020 (1)	USD	212.3	February 2027	Fixed 6.875%	67.8
		October 2021	USD	208.9	August 2031	Fixed 8.500%	208.6
AA2000	Class 1 Series 2021 Notes	November 2021	USD	64.0	August 2031	Fixed 8.500%	61.2
	Class 4 Notes	November 2021	USD	62.0	November 2028	Fixed 9.500%	60.7
	Class 5 Notes	February 2022	USD (2)	138.0	February 2032	Fixed 5.500%	138.3
	Class 6 Notes	February 2022	USD (2)	36.0	February 2025	Fixed 2.000%	34.4
	Class 9 Notes	August 2022	USD (2)	30.0	August 2026	Fixed 0.000%	30.0
		July-2023	USD (2)	2.7	Aug-2026	Fixed 0.000%	0.4
	Class 10 Notes	July-2023	USD (2)	25.0	July-2025	Fixed 0.000%	24.5
Total							940.9

(1)	A partial exchange of the notes initially issued was performed during 2020 and 2021, which is detailed below
(2)	These notes are dollar-linked, denominated in U.S. dollars but issued and payable in Argentine pesos

22       Borrowings (Cont.)

(*) Notes include the following as of December 31, 2022:

Company	Note	Issuance	Currency	Nominal value (in millions of USD)	Maturity	Interest rate	Outstanding (in millions of USD)
ACI	Senior secured guarantee notes	November 2021	USD	246.2	November 2034	Fixed 6.875%	234.6
	Senior secured guarantee notes	May 2015, May 2020 (1)	USD	14.6	November 2032	Fixed 6.875%	12.5
CAI	Secured notes	January 2020	EUR	71.8	December 2024	Fixed 4.556%	64.9
	Senior secured guarantee notes	February 2017, May 2020 (1)	USD	212.3	February 2027	Fixed 6.875%	91.1
		October 2021	USD	208.9	August 2031	Fixed 8.500%	208.1
	Class 3 Notes	September 2021	USD (2)	30.5	September 2023	Fixed 4.000%	30.5
	Class 1 Series 2021 Notes	November 2021	USD	64.0	August 2031	Fixed 8.500%	60.6
AA2000	Class 4 Notes	November 2021	USD	62.0	November 2028	Fixed 9.500%	60.2
	Class 5 Notes	February 2022	USD (2)	138.0	February 2032	Fixed 5.500%	138.3
	Class 6 Notes	February 2022	USD (2)	36.0	February 2025	Fixed 2.000%	35.9
	Class 7 Notes	July 2022	USD (2)	20.0	July 2025	Fixed 0.000%	19.9
	Class 9 Notes	August 2022	USD (2)	30.0	August 2026	Fixed 0.000%	29.9
Total							986.5

(1)A partial exchange of the notes initially issued was performed during 2020 and 2021, which is detailed below
(2)These notes are dollar-linked, denominated in U.S. dollars but issued and payable in Argentine pesos

22       Borrowings (Cont.)

●	ACI Senior Secured Guarantee Notes (“ACI Existing Notes”) are guaranteed and have a security package that includes the pledge of the shares in PDS and Cerealsur S.A., and certain accounts of Cerealsur S.A. and ACI. As of December 31, 2023 and 2022, they were secured by a debt service reserve account of ACI and the funds contained therein. These notes are fully and unconditionally guaranteed by Cerealsur S.A.and PDS.

On May 26, 2020, ACI issued USD 180.9 million aggregate principal amount of 6.875% Cash/7.875% PIK Senior Secured Guaranteed Notes due 2032 to repurchase and exchange 93.6% of the total original principal amount of the ACI Existing Notes obtaining consents to certain proposed amendments to the indenture governing the ACI Existing Notes and certain waivers. The main covenants and guarantees remain unchanged except for the incorporation of ACI’s shares pledge.

On November 12, 2021, ACI issued USD 246.2 million aggregate principal amount of 6.875% Senior Secured Guaranteed Notes due 2034 (the “New Notes”) consolidating the repurchase and exchange of 40.62% of the total original principal amount of the Series 2015 Notes, 96.43% of the total original amount of the Series 2020 Notes and a new money offering of USD 52.9 in a private transaction under the same terms as the New Notes. The main guarantees remain unchanged while the covenants over ACI Existing Notes were eliminated; an Interest payment account was funded with a portion of the proceeds of the issuance of the New Notes to cancel interest payments until November 29, 2023, amounting as of December 31, 2022, USD 12.9 million and a stand by letter was issued by Goldman Sachs Bank for USD 8.5 million which remains in force as of December 31, 2023.

●	The Italian Notes are secured by an economic first ranking pledge in respect of all the shares representing 100% of the share capital of CAI, 100% of the share capital of Dicasa Spain S.A.U. and the shares representing CAI’s holding in TA.

The main covenants are limitations to take on additional indebtedness, make payments of dividends and other payments that are specifically restricted, selling assets as well as requiring compliance with certain financial ratios. As of December 31, 2023, it has been in compliance with the covenants.

●	The Senior guarantee notes of AA2000 (“AA2000 Existing Notes”) are secured by a collateral assignment of fiduciary rights of certain revenue of AA2000.

The main covenants require compliance with certain financial ratios as well as restriction to incur additional debt and limitations on the payments of dividends if any default, whether declared or not, has occurred. As of December 31, 2023 AA2000 is in compliance with said covenants.

On May 20, 2020 AA2000 issued USD 306 million aggregate principal amount of 6.875% Cash/9.375% PIK Class I Series 2020 Additional Senior Secured Notes due 2027 (the “Series 2020 Additional Notes”) in exchange of 86.73% of the total original principal amount of AA2000 Existing Notes. The collateral assignment of revenue under AA2000 Existing Notes was extended to the Series 2020 Additional Notes in equal terms.Accrued interest are capitalized quarterly. The main covenants and guarantees remain unchanged.

On October 28, 2021, AA2000 issued USD 208.9 million aggregate principal amount of 8.5% Class I Series 2021 Additional Senior Secured Notes due 2031 (the “Series 2021 Notes”) to repurchase and exchange 24.61% of the total original principal amount of the Series 2017 Notes and 66.83% of the original principal amount of Series 2020 Additional Notes. Additionally, on November 4, 2021, AA2000 issued USD 64 million of Series 2021 Notes related to a new fund raising. The main covenants and guarantees remain unchanged.

22       Borrowings (Cont.)

The Series 2021 Notes and the Existing Notes not exchanged are secured by the collateral currently securing the Existing Notes on a pro rata and pari passu basis. In addition, to secure its obligations under the Series 2021 Notes, AA2000, together with the relevant parties thereto, amended the cargo trust agreement dated August 9, 2019, entered into by AA2000 and the trustee (as amended, the “Cargo Trust”) in order to include holders of Series 2021 Notes as beneficiaries therein, granting them a security interest which is subordinated to (i) the rights of creditors under certain existing loans of AA2000, and (ii) any debt permitted to be incurred to finance or refinance any capital expenditures made or to be made pursuant to the concession agreement entered into by AA2000 with the Argentine National Government (as amended form time to time, the “Concession Agreement”) for the operation of the airports in Argentina.

Once the Existing Notes not exchanged in the Exchange Offer mature or are cancelled in full, AA2000 is required to amend and restate the Cargo Trust and the current trust related to the tariffs dated January 19, 2017, entered into by AA2000 and the trustee thereto (the “Tariffs Trust”), so that the Series 2021 Notes become secured under the Cargo Trust on a pro rata and pari passu basis with the existing beneficiaries of the Cargo Trust, and these beneficiaries in turn become secured under the Tariffs Trust on a pro rata and pari passu basis with the Series 2021 Notes. In accordance with the Concession Agreement, the collateral assignment of revenue must be authorized by ORSNA. ORSNA approved, on October 15 2021, the amendment of the Tariffs Trust and of the Cargo Trust to include the Series 2021 Notes as beneficiaries thereto (including their future amendment and restatement, once the Existing Notes are cancelled in full). Furthermore, AA2000 received the approval from the Central Bank of Argentina to establish a non-interest bearing U.S. dollar trust account in the United States to secure the Series 2021.

On November 4, 2021, AA2000 additionally issued USD 62 million aggregate principal amount of Class 4 Senior Secured Notes related to a new money offering. These Senior Secured Notes are secured by a first priority lien on the Cargo Trust on a pari passu basis with certain commercial bank lenders to AA2000 and a second priority lien with new debt incurred by AA2000 to fund infrastructure works for a total amount of up to USD 235 million.

On February 21, 2022, AA2000 issued USD 174 million of dollar-linked notes, in the local market, in two tranches:

●	USD 138 million of Class 5 Notes, with a five-year grace period and quarterly amortization, starting May 2027. AA2000 is using these proceeds to fund infrastructure works in the Group “A” airports, within the National Airports System;
●	USD 36 million of Class 6 Notes.

In June 2022, AA2000 repurchased USD 2 million of dollar-linked notes issued in August 2020. In August 2022, USD 25.4 million of these notes were exchanged for dollar-linked Class 9 Notes, while at the maturity date, in August 2022, AA2000 repaid the remaining USD 12.6 million.

On July 8, 2022, AA2000 issued USD 20 million of dollar-linked Class 7 Notes in the local market. In December 2023, the notes were early redeemed.

On August 19, 2022, AA2000 issued USD 30 million of dollar-linked Class 9 Notes in the local market, repayable in three installments of USD 10 million each, in February, May and August 2026. The integration of the nominal value amounted to USD 25.4 million through the exchange of Class 2 Notes while the remaining USD 4.6 million were integrated in ARS.

In July, 2023, AA2000 issued additional Class 9 Dollar - linked Notes, for a total amount of USD 2.7 million. The main covenants and guarantees remain unchanged. Furthermore, AA2000 issued USD 25.0 million aggregate principal amount of Class 10 Dollar - linked Notes to repurchase and exchange 90.7% of the total original principal amount of the Series 3 Notes.

22       Borrowings (Cont.)

(**) As of December 31, 2023, significant bank and financial borrowings include the following:

						Outstanding
						(In millions
Company	Lender	Currency	Maturity	Interest Rate		of USD)	Capitalization(2)
	BNDES	R$	Sept-2032	Variable	TJLP(1) plus spread	6.6
ICASGA	BNDES	R$	June-2032	Variable	T.R. plus spread plus IPCA	1.8
	BNDES	R$	Sept-2032	Variable	T.R. plus spread plus IPCA	4.9	A
	BNDES	R$	July -2032	Variable	T.R. plus spread plus IPCA	2.3
ICAB	BNDES	R$	Dec-2033	Variable	TJLP(1) plus spread	213.9	A
	Banco Guayaquil SA	USD	Feb-2026	Variable	T.R.E.(3) plus spread	4.2	D
TAGSA	Banco Guayaquil SA	USD	Dec-2025	Variable	T.R.E.(3) plus spread	1.4	D
	Banco Bolivariano CA	USD	Dec-2025	Variable	T.R.E.(3) plus spread	3.6	D
	Banco Bolivariano CA	USD	Nov-2024	Variable	T.R.E.(3) plus spread	1.8	D
	Scotiabank Uruguay	USD	Oct-2024	Fixed	4.30%	0.4	D
TCU	Scotiabank Uruguay	USD	Feb-2026	Fixed	4.30%	0.6	D
	Santander Uruguay	USD	Nov-2027	Fixed	5.37%	1.0	D
	Santander Uruguay	USD	Jan-2028	Fixed	5.37%	1.0	D
	Banco de Innovación de Infraestructuras y Desarrollo	EUR	Sept-2027	Variable	Euribor 6 month plus spread	13.0	D
	Unicredit	EUR	Mar-2024	Variable	Euribor 3 month plus spread	9.4	D
TA	ISP-SACE	EUR	Sept-2026	Variable	Euribor 3 month plus spread	60.5	D
	BPM	EUR	June-2024	Variable	Euribor 3 month plus spread	0.1	D
	BPM	EUR	Feb-2024	Variable	Euribor 3 month plus spread	4.0	D
	MPS Servicio capital	EUR	Mar-2024	Variable	Euribor 6 month plus spread	12.3	D
	Banca Intesa San Paolo	EUR	Jan-2024	Fixed	6.10%	12.2	D
AIA	Ameriabank C.J.S.C.	EUR	Dec-2024	Fixed	6.00%	13.2	B
	Banco de la Provincia de Buenos Aires	USD	July-2024	Fixed	7.00%	0.3	D
AA2000	Onshore renegotiation - ICBC	USD	Nov-2024	Fixed	8.50%	9.0	A
	ICBC Dubai	USD	Oct-2025	Variable	SOFR plus spread	10.2	B
	ICBC	USD	Jan-2024	Fixed	15.50%	0.5	D
	ICBC	USD	Dec-2024	Fixed	15.50%	0.1	D
CAISA	Santander Uruguay	USD	Apr-2027	Fixed	5.10%	5.5	B
	Banco Itaú	USD	Apr-2027	Fixed	3.80%	5.5
PDS	Banco de la República Oriental del Uruguay	USD	Mar-2028	Variable	6.14%	8.5	C
Total (***)						407.8

(***) The total outstanding amount includes the financial debt of ICASGA with BNDES which, as disclosed in Note 17, is shown in the Consolidated statement of financial position offset of guarantee deposits. Therefore, the net amount of Bank and financial borrowings amounts to USD 392.2 million.

22Borrowings (Cont.)

(**) As of December 31, 2022, significant bank and financial borrowings include the following:

						Outstanding
						(In millions
Company	Lender	Currency	Maturity	Interest Rate		of USD)	Capitalization(2)
	BNDES	R$	September 2032	Variable	TJLP(1) plus spread	6.4
ICASGA/AGIB	BNDES	R$	June 2032	Variable	T.R. plus spread plus IPCA	1.8	A
	BNDES	R$	September 2032	Variable	T.R. plus spread plus IPCA	5.5
	BNDES	R$	July 2032	Variable	T.R. plus spread plus IPCA	1.7
ICAB	BNDES	R$	December 2033	Variable	TJLP(1) plus spread	208.3	A
	Votorantim	R$	March 2023	Variable	CDI plus spread	0.8	C
	Banco Guayaquil SA	USD	February 2026	Variable	T.R.E.(3) plus spread	5.9	D
	Banco Guayaquil SA	USD	December 2025	Variable	T.R.E.(3) plus spread	2.1	D
TAGSA	Banco Bolivariano CA	USD	December 2025	Variable	T.R.E.(3) plus spread	5.4	D
	Banco Bolivariano CA	USD	November 2024	Variable	T.R.E.(3) plus spread	3.6	D
	Santander Uruguay	USD	April 2023	Fixed	4.40%	0.2	D
TCU	Scotiabank Uruguay	USD	October 2024	Fixed	4.30%	1.0	D
	Scotiabank Uruguay	USD	February 2026	Fixed	4.30%	0.8	D
	Santander Uruguay	USD	November 2027	Fixed	5.37%	1.0	D
	Banco de Innovación de Infraestructuras y Desarrollo	EUR	September 2027	Variable	Euribor 6 month plus spread	15.5	D
	BPM	EUR	December 2023	Fixed	1.65%	0.1	D
	Unicredit	EUR	March 2023	Variable	Euribor 3 month plus spread	10.1	D
	BNL	EUR	May 2023	Fixed	3.76%	5.4	D
TA	ISP-SACE	EUR	September 2026	Variable	Euribor 3 month plus spread	85.1	D
	BPM	EUR	June 2023	Variable	Euribor 3 month plus spread	0.1	D
	BPM	EUR	June 2024	Variable	Euribor 3 month plus spread	0.2	D
	BPM	EUR	January 2023	Variable	Euribor 3 month plus spread	3.8	D
	MPS Servicio capital	EUR	March 2023	Fixed	1.86%	11.8	D
	Banca Intesa San Paolo	EUR	March 2023	Fixed	1.60%	11.9	D
AIA	Ameriabank C.J.S.C.	EUR	December 2025	Fixed	6.00%	21.1	B
ANSA	Banco Macro (4)	ARS	November 2024	Variable	BADLAR plus spread	1.2	A
	Banco de la Provincia de Buenos Aires	USD	July 2024	Fixed	7.00%	0.8	D
AA2000	Onshore renegotiation	ARS	November 2024	Variable	BADCOR plus spread	8.0	A
	Onshore renegotiation - ICBC	USD	November 2024	Fixed	8.50%	17.8	A
	Citibank N.A. (5)	USD	February 2023	Variable	SOFR plus spread	2.4	A
	Offshore renegotiation	ARS	November 2024	Variable	BADCOR plus spread	1.6	A
	ICBC Dubai	USD	October 2025	Variable	SOFR plus spread	10.2	B
	Banco Ciudad	USD	November 2023	Fixed	6.00%	3.5	B
CAISA	Santander Uruguay	USD	April 2027	Fixed	5.10%	6.9
	Banco Itaú	USD	April 2027	Fixed	3.80%	6.9	B
PDS	Banco de la República Oriental del Uruguay	USD	March 2028	Variable	7.03%	10.0	C
Total						478.9

(1) TJLP - Taxa de Juros de Longo Prazo (Brazilian Long term interest rate).

IPCA: corresponds to the Brazilian Consumer Price index.

(2) A - Secured/guaranteed

B – Secured/unguaranteed

C – Unsecured/guaranteed

D - Unsecured/unguaranteed

ARS - Argentine Pesos.

R$ - Brazilian Reales.

(3) T.R.E - Tasa Referencial Ecuador (Ecuadorian reference interest rate).

(4) The loan was prepaid during 2023.

(5) Comprises loans with Industrial and Commercial Bank of China (Argentina) S.A., Banco Galicia and Buenos Aires S.A.U., Banco Santander Río S.A. (“the onshore credit facility”) and Citibank N.A. (“the offshore credit facility”).

22       Borrowings (Cont.)

-

The Credit Facility Agreement between ICASGA and the Banco Nacional do Desenvolvimento Econômico e Social (“BNDES”) is secured by the pledge of the shares of ICASGA, together with any dividends and distributions in connection therewith, as well as the fiduciary assignment of rights arising under the Natal Airport concession agreement and certain letters of guarantees issued by indirect shareholders and affiliates of ICASGA. It also establishes a required pre-authorization by BNDES on payments of ICASGA dividends if exceeding 25% of net profits.

The Credit Facility Agreement between ICAB and BNDES is secured by the pledge of ICAB and Inframérica Participaçoes S.A. shares, the fiduciary assignment of rights arising under the Brasilia airport concession agreement and letters of guarantee issued by indirect shareholders and affiliates of ICAB. It also establishes under certain circumstances a required pre-authorization by BNDES on payments of ICAB dividends if exceeding 25% of net profits and compliance of certain financial ratios.

During 2017 and 2018 ICAB and ICASGA entered into amendments and extension agreements with BNDES in which ACI Airports S.à r.l. and CAAP agreed not to create any encumbrances on their shares in Inframérica, and not to sell, acquire, merge or spin-off assets or undertake any other action that results or that may result in a change in the current corporate structure of Inframérica or any change of control in Inframérica, without the prior consent of BNDES. ACI Airports S.à r.l. has agreed not to undertake any change of control in CAAP without the prior consent of BNDES. In addition, ACI Airports S.à r.l. has agreed to maintain a minimum credit rating (the “Minimum Rating”) or a stand-alone rating (without including the sovereign rating) of at least B-/B3, being in compliance as of December 31,2023.

As of June 30, 2023, ICAB did not meet one of the obligations set forth in the financing agreement with BNDES, regarding the payment of the variable concession fee. On August 15, 2023, ICAB issued a formal letter to the Brazilian ANAC, informing that payment of the variable concession fee was made through the application of Covid - 19 re - equilibrium credits (see Note 8). With the netting of the debt with the existing credits, ICAB complies with its obligations under BNDES agreement and, therefore, since then has been in compliance with the obligation.

As mentioned in Note 1.2.1, on December 31, 2023, ICASGA was absorbed by ACIB, therefore the financial debts of ICASGA were transferred to ACIB.

22       Borrowings (Cont.)

-

In December 2022, AIA entered into a new loan agreement with Ameriabank C.J.S.C. for up to EUR 40 million of which EUR 20 million were disbursed in December 2022, while the remaining EUR 20 million were disbursed in April, 2023. In December 2023 AIA prepaid EUR 20 million, which has shortened the loan repayment date up to December 23, 2024. This agreement provides restrictions regarding payments, taking on additional indebtedness, disposal of assets and transactions with affiliates, and the maintenance of certain financial ratios. According to this agreement, these ratios must be met as of June 30 and December 31 of each year the loan is outstanding, and are met as of December 31, 2023.

As of December 31, 2023, AIA pledged to the security agent cash held in bank accounts for USD 59,072 (USD 38,511 as of December 31, 2022). Additionally, the loan is secured by the pledge of shares of the Company and certain collection rights.

-

TA, pursuant to the loan agreement with Banco de Innovación de Infraestructuras y Desarrollo/ MPS Servicio capital is required to comply with certain financial ratios, which have been met as of December 31, 2023.

On November 6, 2020, EUR 85 million of proceeds were disbursed to TA under a loan signed with a pool of leading financial institutions comprising Intesa Sanpaolo and BNL-BNP Paribas. The loan is 90% backed by SACE guarantees pursuant to the provisions of Decree-Law No. 23/2020 within the framework of the programme “Garanzia Italia”, an Italian guarantee scheme intended to support Italian companies affected by the Covid-19 crisis. The loan has a term of six years, with a two-year grace period and TA is required to comply with certain financial covenants and restrictions, which have been met as of December 31, 2023.

-

ANSA loan with Banco Macro was secured with a guarantee letter of Corporación América S.A. In addition, ANSA entered into an assignment of collection rights agreement in favor of Banco Macro. The loan was prepaid in November 2023 and the guarantees released.

-

On August 9, 2019, AA2000 entered into two credit facility agreements: (a) the onshore credit facility agreement, by and among AA2000, as borrower, Banco Galicia and Buenos Aires S.A.U., Industrial and Commercial Bank of China (Argentina) S.A. (“ICBC”) and Banco Santander Río S.A., as lenders (collectively, the “Lenders”), Citibank N.A. (“Citibank”), as administrative agent and Citibank Argentina, as local collateral agent, local disbursement agent and local paying agent, for an aggregate principal amount of USD 85 million and (b) the offshore credit facility agreement, by and among AA2000, as borrower, Citibank acting through its international banking facility, as lender, Citibank N.A., as administrative agent and Citibank Argentina as local collateral agent and local custodian agent for an aggregate principal amount of USD 35 million (collectively, the “2019 Credit Facilities”).

To secure its obligations under the two credit facility agreements, pursuant to the Argentine Collateral Trust Agreement dated August 9, 2019 (under Argentine law), AA2000 transferred and assigned to the collateral trustee, acting on behalf of the Trust, for the benefit of the Lenders, acting as the beneficiaries, all: (a) rights, title and interest in, to and under each payment of the cargo airport charges payable by the user of such services in connection with all proceeds derived from export and import services carried out by Terminal de Cargas Argentina (a business unit of AA2000); and (b) any residual amount that AA2000 could be entitled to receive pursuant to article 11.4 of the collateral trust agreement dated January 17, 2017, entered into AA2000 and Citibank, in respect of the rights to receive payment in the event of a termination, expropriation or redemption of the concession agreement entered by and between the National Government and AA2000 on February 9, 1998 and approved by Decree No. 163/1998; including the right to receive and withhold all the payments pursuant to them and any other produced by them, assigned in trust to secure the Existing Notes issued by AA2000.

22       Borrowings (Cont.)

During 2020 and 2021, AA2000 entered into framework amendments (“Framework Agreement”) and extension agreements with the financial institutions with respect to the above loans, including the extension of the final maturity. Additionally, under the Framework Agreement, AA2000 signed bilateral contracts with each of the financial institutions and signed an amendment to the aforementioned agreement where the obligation to comply with certain ratios foreseen in the 2019 Credit Facilities has been waived.

On November 18, 2021, AA2000 agreed with the Lenders the granting of a bimonetary loan in order to prepay the loans from the Framework Agreement. The loans are secured by the Argentine Collateral Trust Agreement. Disbursements were made in November and December 2021, both in USD (Onshore renegotiation – ICBC) and in ARS (Offshore renegotiation) for USD 10 million and ARS 3,944 million (equivalent to USD 22.3 million) respectively. During 2022 disbursements under the bimonetary loan were granted and used to offset the installments of the Framework Agreement for ARS 3,682.0 million (equivalent to USD 20.8 million) and for USD 7.8 million. Additionally, prepayments of the bimonetary loans in ARS were made during 2022 for ARS 6,085.0 million (equivalent to USD 34.3 million).

In March 2023, AA2000 obtained a bank overdraft from Citibank N.A. and prepaid the bimonetary loan in ARS, for ARS 1,350.5 million (equivalent to USD 1.7 million). The outstanding balance is to be repaid in installments to be made until March 2024.

On July 29, 2022, AA2000 obtained a loan from Industrial and Commercial Bank of China, Dubai branch, for a total amount of USD 10 million. The loan will be repaid in three installments to be made in April, July and October 2025. The loan is secured by a first priority lien on the income generated in the cargo terminal on a pari passu basis with certain commercial bank lenders to AA2000 and the Class 4 Notes, and a second priority lien on the international and regional air station usage fees and concession compensation rights.

-

CAISA pursuant to the credit facilities with Banco Santander S.A. and Banco Itaú Uruguay S.A. is required to comply with certain financial ratios as well as certain restrictions. Assignment of certain revenues has been given to secure the aforementioned credit facilities.

-

On April 16, 2021, PDS obtained a loan of USD 10 million with Banco de la República Oriental del Uruguay (BROU) accruing interest at a variable rate set by BROU. This loan is repayable in 60 monthly installments starting on April 2023 and is secured by a guarantee issued by CAAP, and by a stand by letter issued by Morgan Stanley Private Bank, National Association for USD 1.5 million guaranteed by Corporación America Sudamericana S.A.

As of December 31, 2023, the Company and its subsidiaries met the financial covenants under outstanding financings.